Income Taxes (Schedule of Unrecognized Tax Benefit Activity) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of fiscal year	$ 100.1	$ 165.5	$ 168.4	$ 175.7
Unrecognized tax benefits retained by Covidien		(153.7)	0	0
Unrecognized tax benefits transferred from Covidien		84.2	0	0
Additions related to current year tax positions	0.5	3.5	1.3	2.2
Additions related to prior period tax positions	4.3	6.6	1.6	1.1
Reductions related to prior period tax positions		(4.3)	(1.9)	(3.9)
Settlements		(1.6)	(1.7)	(6.7)
Lapse of statute of limitations	(4.2)	(0.1)	(2.2)	0
Balance at end of fiscal year	100.7	100.1	165.5	168.4
Cash advance paid in connection with proposed settlements		0	(23.5)	(23.5)
Balance at end of fiscal year, net of cash advance		$ 100.1	$ 142.0	$ 144.9